Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	84 Months Ended	96 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000194896_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® International Value Factor ETF
C000194896_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000194896_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,554
C000194896_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,327
C000194896_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,805
C000194896_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,033
C000194896_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,956
C000194896_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,632
C000194896_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,813
C000194896_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity International Value Factor Index℠
C000194896_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000194896_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,585
C000194896_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,404
C000194896_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,917
C000194896_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,264
C000194896_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,197
C000194896_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,973
C000194896_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,267
C000194896_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index
C000194896_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000194896_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,705
C000194896_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,693
C000194896_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,053
C000194896_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,301
C000194896_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,611
C000194896_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,843
C000194896_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,460
C000209805_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® International Multifactor ETF
C000209805_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209805_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,672
C000209805_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,061
C000209805_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,584
C000209805_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,770
C000209805_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,803
C000209805_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,167
C000209805_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity International Multifactor Index℠
C000209805_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209805_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,729
C000209805_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,153
C000209805_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,760
C000209805_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,975
C000209805_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,075
C000209805_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,536
C000209805_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
C000209805_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209805_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,664
C000209805_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,961
C000209805_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,534
C000209805_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,574
C000209805_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000209805_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,809
C000194895_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® International High Dividend ETF
C000194895_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000194895_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,456
C000194895_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,035
C000194895_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,777
C000194895_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,812
C000194895_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,259
C000194895_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,215
C000194895_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,170
C000194895_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity International High Dividend Index℠
C000194895_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000194895_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,488
C000194895_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,107
C000194895_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,857
C000194895_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,975
C000194895_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,445
C000194895_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,467
C000194895_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,514
C000194895_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index
C000194895_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000194895_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,705
C000194895_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,693
C000194895_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,053
C000194895_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,301
C000194895_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,611
C000194895_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,843
C000194895_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,460
C000209804_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Emerging Markets Multifactor ETF
C000209804_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209804_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,066
C000209804_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,660
C000209804_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,065
C000209804_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,679
C000209804_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,960
C000209804_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000209804_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Emerging Markets Multifactor Index℠
C000209804_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209804_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,153
C000209804_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,794
C000209804_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,353
C000209804_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,859
C000209804_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,309
C000209804_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,163
C000209804_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000209804_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209804_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,992
C000209804_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,819
C000209804_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,656
C000209804_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,730
C000209804_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,677
C000209804_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,127
C000253743_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Fundamental Developed International ETF
C000253743_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253743_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,313
C000253743_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
C000253743_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253743_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,589
C000253744_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Fundamental Global ex-U.S. ETF
C000253744_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253744_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,392
C000253744_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index
C000253744_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253744_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,716
C000253745_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Fundamental Emerging Markets ETF
C000253745_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253745_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,433
C000253745_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000253745_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253745_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 13,069